Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Non-controlling Interest
Temporary equity, beginning balance at Dec. 31, 2016	$ 63,417,000
Temporary equity, beginning balance (in shares) at Dec. 31, 2016	14,350,216
Temporary Equity [Abstract]
Exercise of Series C preferred stock warrants	$ 41,818,000
Exercise of Series C preferred stock warrants (in shares)	6,882,974
Temporary equity, ending balance at Dec. 31, 2017	$ 105,235,000
Temporary equity, ending balance (in shares) at Dec. 31, 2017	21,233,190
Beginning balance at Dec. 31, 2016	$ (80,095,000)	$ 1,000	$ 2,104,000	$ (82,200,000)
Beginning balance (in shares) at Dec. 31, 2016		372,632
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	$ 338,000		338,000
Exercise of stock options (in shares)	438,578	290,638
Employee stock-based compensation	$ 442,000		442,000
Nonemployee stock-based compensation	93,000		93,000
Net loss	(19,356,000)			(19,356,000)
Comprehensive loss	(19,356,000)			(19,356,000)
Ending balance at Dec. 31, 2017	(98,578,000)	$ 1,000	2,977,000	(101,556,000)
Ending balance (in shares) at Dec. 31, 2017		663,270
Temporary equity, ending balance at Mar. 31, 2018	$ 105,235,000
Temporary equity, ending balance (in shares) at Mar. 31, 2018	21,233,190
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	$ 284,000		284,000
Exercise of stock options (in shares)		186,944
Employee stock-based compensation	164,000		164,000
Nonemployee stock-based compensation	(2,000)		(2,000)
Net loss	(5,408,000)			(5,408,000)
Comprehensive loss	(5,408,000)			(5,408,000)
Ending balance at Mar. 31, 2018	(103,453,000)	$ 1,000	3,436,000	(106,890,000)
Ending balance (in shares) at Mar. 31, 2018		850,214
Temporary equity, beginning balance at Dec. 31, 2017	$ 105,235,000
Temporary equity, beginning balance (in shares) at Dec. 31, 2017	21,233,190
Temporary equity, ending balance at Dec. 31, 2018	$ 105,235,000
Temporary equity, ending balance (in shares) at Dec. 31, 2018	21,233,190
Beginning balance at Dec. 31, 2017	$ (98,578,000)	$ 1,000	2,977,000	(101,556,000)
Beginning balance (in shares) at Dec. 31, 2017		663,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	656,000		656,000
Exercise of stock options (in shares)		438,578
Employee stock-based compensation	728,000		728,000
Nonemployee stock-based compensation	183,000		183,000
NeuroCo common stock issuance	1,000				$ 1,000
Issuance of common stock in connection with NeuroCo merger (in shares)		33,462
Issuance of common stock in connection with NeuroCo merger	0
Net loss	(37,630,000)			(37,629,000)	(1,000)
Comprehensive loss	(37,630,000)			(37,629,000)	$ (1,000)
Ending balance at Dec. 31, 2018	(134,553,000)	$ 1,000	4,557,000	(139,111,000)
Ending balance (in shares) at Dec. 31, 2018		1,135,310
Temporary Equity [Abstract]
Exercise of Series C preferred stock warrants	$ 30,000
Exercise of Series C preferred stock warrants (in shares)	4,915
Temporary equity, ending balance at Mar. 31, 2019	$ 105,265,000
Temporary equity, ending balance (in shares) at Mar. 31, 2019	21,238,105
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	$ 375,000		375,000
Exercise of stock options (in shares)	251,305	251,305
Employee stock-based compensation	$ 241,000		241,000
Nonemployee stock-based compensation	21,000		21,000
Net loss	(24,158,000)			(24,158,000)
Comprehensive loss	(24,158,000)			(24,158,000)
Ending balance at Mar. 31, 2019	$ (158,074,000)	$ 1,000	$ 5,194,000	$ (163,269,000)
Ending balance (in shares) at Mar. 31, 2019		1,386,615